LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Basic Loss Per Share
	Year ended December 31,
	2021	2022	2023
	in USD thousands
Loss attributed to ordinary shares	(27,054)	(24,951)	(60,614)

	in thousands
Number of shares used in basic calculation	662,934	773,957	963,366

	in USD
Basic and diluted loss per ordinary share	(0.04)	(0.03)	(0.06)